Condensed Consolidated Statements of Changes In Equity (Unaudited) (Parentheticals) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Statement of Stockholders' Equity [Abstract]
Net of issuance costs	$ 978